Enforcement of Arbitral Award (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021
Enforcement Of Arbitral Award
Total Award		$ 740,300,000
Settlement Agreement			$ 1,032,000,000.000
[custom:VenezuelaAgreedToPayForAward-0]		792,000,000
Venezuela Agreed To Pay For Mining Data			$ 240,000,000
Payments Made Pursuant To Settlement Agreement		$ 254,000,000
Amount Due And Unpaid Including Interest				$ 1,035,000,000.000
Amount Of Proceeds Cvr Holders Entitled To		5.466%
Cumulative Amount Paid To Cvr Holders		$ 10,000,000
[custom:CVRSettlementOthers-0]		112,000
[custom:CVRSettlementGreywolf-0]		$ 85,000
[custom:CVRExpense2022]	$ 462,000
Bonus Percentage Thereafter		6.40%
Cumulative Amount Paid To Bonus Plan Participants		$ 4,400,000